Accounts receivable, net of allowance	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Receivables [Abstract]
Accounts receivable, net of allowance
Accounts Receivable, Net

The following table provides details of accounts receivable, net of allowance as of the dates indicated (in thousands):

	September 30, 2019	December 31, 2018
Contract receivables	$168,413	$161,408
Contract retainage	76,103	64,000
Accounts receivable, gross	244,516	225,408
Less: allowance for doubtful accounts	(51)	(42)
Accounts receivable, net	$244,465	$225,366

Included in costs in excess of billings as of September 30, 2019 are unapproved change orders of approximately $21.0 million for which the Company is pursuing settlement through dispute resolution.

Activity in the allowance for doubtful accounts for the periods indicated is as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
Allowance for doubtful accounts at beginning of period	$102	$216	$42	$216
Plus: provision for allowances	30	—	90	—
Less: write-offs, net of recoveries	(81)	—	(81)	—
Allowance for doubtful accounts at period end	$51	$216	$51	$216

Accounts Receivable, Net

The following table provides details of accounts receivable, net of the allowance for doubtful accounts, as of the dates indicated:

	December 31,
(in thousands)	2018	2017
Contract receivables	$161,408	$44,696
Contract retainage	64,000	16,501
Accounts receivable, gross	225,408	61,197
Less: allowance for doubtful accounts	(42)	(216)
Accounts receivable, net	$225,366	$60,981

The contract receivables amount as of December 31, 2018 includes an unapproved change order of approximately $9.2 million for which the Company is pursuing settlement through dispute resolution. There were no similar amounts included within the December 31, 2017 amount.

Gross profit for the year ended December 31, 2018 includes a charge of approximately $5.6 million related to a dispute with a specific customer concerning change orders with respect to one specific project completed in the second quarter of 2018. The Company believes that the charge reflected in the disputed change orders are properly the obligation of the customer. Nonetheless, the Company elected to settle the dispute and absorb these costs in order to maintain a valuable customer relationship. There were no similar charges included within gross profit for the years ended December 31, 2017 and 2016.

Activity in the allowance for doubtful accounts for the periods indicated was as follows:

	Year Ended December 31,
(in thousands)	2018	2017	2016
Allowance for doubtful accounts at beginning of period	$216	$135	$12,077
Plus: provision for (reduction in) allowance	(174)	81	(10,534)
Less: write-offs, net of recoveries	—	—	(1,408)
Allowance for doubtful accounts at period-end	$42	$216	$135